UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 450 Wireless Blvd.; Hauppauge, NY 11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

4/30

Date of reporting period:  7/31/09

Item 1.  Schedule of Investments.

KCM Macro Trends Fund (Unaudited)
PORTFOLIO OF INVESTMENTS
July 31, 2009
Shares		Value
	COMMON STOCK - 84.08%
	AEROSPACE / DEFENSE - 5.24%
7,000	Alliant Techsystems, Inc. *	$ 551,040
21,000	Esterline Technologies Corp. *	597,030
9,800	Northrop Grumman Corp.	436,884
10,000	Raytheon Co.	469,500
13,000	TransDigm Group, Inc. *	497,770
9,600	United Technologies Corp.	522,912
		3,075,136
	APPAREL - 0.99%
26,000	True Religion Apparel, Inc. *	581,360

	BANKS - 5.76%
65,000	Bank of America Corp.	961,350
5,300	Goldman Sachs Group, Inc.	865,490
18,000	JPMorgan Chase & Co.	695,700
30,000	Morgan Stanley	855,000
		3,377,540
	BIOTECHNOLOGY - 0.90%
8,500	Amgen, Inc. *	529,635

	CHEMICALS - 9.07%
17,000	Airgas, Inc.	757,860
23,436	Ashland, Inc.	776,669
41,000	Innophos Holdings, Inc.	769,980
14,100	Lubrizol Corp.	816,813
6,500	Monsanto Co.	546,000
4,800	Potash Corp. of Saskatchewan, Inc.	446,448
12,200	Syngenta AG	560,224
22,400	Terra Industries, Inc.	653,184
		5,327,178
	COAL - 3.71%
18,000	Alpha Natural Resources, Inc. *	599,580
20,000	Peabody Energy Corp.	662,200
18,500	Walter Energy, Inc.	913,160
		2,174,940
	COMPUTERS - 5.99%
14,500	Apple, Inc. *	2,369,155
11,600	Hewlett-Packard Co.	502,280
27,000	Synaptics, Inc. *	647,190
		3,518,625
	ELECTRIC - 2.08%
12,900	Empresa Nacional de Electricidad - ADR	635,970
11,500	Exelon Corp.	584,890
		1,220,860
KCM Macro Trends Fund (Unaudited)(Continued)
PORTFOLIO OF INVESTMENTS
July 31, 2009
Shares		Value
	ENGINEERING & CONSTRUCTION - 1.61%
8,300	Fluor Corp.	$ 438,240
17,114	Shaw Group, Inc. *	503,836
		942,076
	FOOD - 1.56%
25,000	Dean Foods Co. *	529,750
12,600	Nash Finch Co.	386,820
		916,570
	HEALTHCARE - PRODUCTS - 1.20%
46,000	American Medical Systems Holdings, Inc. *	703,340

	HEALTHCARE - SERVICES - 1.90%
16,000	Amedisys, Inc. *	715,360
12,800	Genoptix, Inc. *	400,768
		1,116,128
	INSURANCE - 0.94%
22,000	Tower Group, Inc.	549,340

	INTERNET - 1.04%
10,000	Sohu.com, Inc. *	611,700

	MACHINERY - CONSTRUCTION & MINING - 1.45%
22,900	Joy Global, Inc.	851,422

	MACHINERY - DIVERSIFIED - 3.13%
17,500	Deere & Co.	765,450
7,500	Flowserve Corp.	605,775
22,300	Robbins & Myers, Inc.	466,739
		1,837,964
	MINING - 1.91%
10,000	Compass Minerals International, Inc.	531,900
30,000	Vale SA	591,900
		1,123,800
	MISCELLANEOUS MANUFACTURING - 1.25%
19,000	AZZ Inc. *	736,250

	OIL & GAS - 6.70%
9,000	Chevron Corp.	625,230
6,300	Diamond Offshore Drilling, Inc.	566,181
6,700	Exxon Mobil Corp.	471,613
17,500	Marathon Oil Corp.	564,375
17,000	Noble Corp.	575,620
15,000	Petroleo Brasileiro SA	618,600
6,400	Transocean, Ltd. *	510,016
		3,931,635
KCM Macro Trends Fund (Unaudited)(Continued)
PORTFOLIO OF INVESTMENTS
July 31, 2009
Shares		Value
	OIL & GAS SERVICES - 2.99%
22,500	Dresser-Rand Group, Inc. *	$ 654,975
10,000	Lufkin Industries, Inc.	454,000
18,000	National Oilwell Varco, Inc. *	646,920
		1,755,895
	PACKAGING & CONTAINERS - 2.82%
17,400	Greif, Inc.	893,142
17,000	Rock-Tenn Co.	764,320
		1,657,462
	PHARMACEUTICALS - 5.68%
24,500	Bristol-Myers Squibb Co.	532,630
15,000	Eli Lilly & Co.	523,350
25,300	Endo Pharmaceuticals Holdings, Inc. *	531,553
8,200	Express Scripts, Inc. *	574,328
12,400	Medco Health Solutions, Inc. *	655,464
30,500	Pfizer, Inc.	485,865
5,000	Questcor Pharmaceuticals, Inc. *	29,300
		3,332,490
	PIPELINES - 0.81%
9,300	ONEOK Partners LP	474,021

	RETAIL - 3.29%
32,400	Ezcorp, Inc. *	409,860
18,000	GameStop Corp. *	394,020
27,800	PetMed Express, Inc. *	515,968
14,000	World Fuel Services Corp.	614,040
		1,933,888
	SEMICONDUCTORS - 1.19%
62,000	LDK Solar Co. Ltd. *	678,280
1,000	Xilinx, Inc.	21,690
		699,970
	SOFTWARE - 3.60%
20,000	BMC Software, Inc. *	680,600
37,000	CA, Inc.	782,180
29,500	Oracle Corp.	652,835
		2,115,615
	TELECOMMUNICATIONS - 3.22%
18,900	CenturyTel, Inc.	593,271
13,800	Harris Corp.	432,078
3,428	Harris Stratex Networks, Inc. *	23,790
35,000	Starent Networks Corp. *	839,300
		1,888,439
	TRANSPORTATION - 4.05%
16,000	CSX Corp.	641,920
22,000	Gulfmark Offshore, Inc. *	703,780

KCM Macro Trends Fund (Unaudited)(Continued)
PORTFOLIO OF INVESTMENTS
July 31, 2009
Shares		Value
	TRANSPORTATION - 4.05% (Continued)
11,500	Norfolk Southern Corp.	$ 497,375
11,900	Tidewater, Inc.	535,500
		2,378,575
	TOTAL COMMON STOCK
	( Cost - $39,915,202)	49,361,854

	EXCHANGE TRADED FUNDS - 8.29%
50,000	Direxion Daily Energy Bear 3X Shares *	929,500
50,000	iShares MSCI Brazil Index Fund	2,880,000
25,000	iShares S&P North American Technology-Semiconductors Index Fund	1,058,250
	TOTAL EXCHANGE TRADED FUNDS	4,867,750
	( Cost - $4,830,903)

	SHORT-TERM INVESTMENTS - 7.36%
4,316,959	Fifth Third U.S. Treasury Money Market, 0.20%**	4,316,959
	( Cost - $4,316,959)

	TOTAL INVESTMENTS - 99.73%
	( Cost - $49,063,064)	$ 58,546,563
	OTHER ASSETS LESS LIABILITIES - 0.27%	159,932
	NET ASSETS - 100.00%	$ 58,706,495

* Non-Income producing security. ADR- American Depositary Reciept. ** Money Market Fund; interest rate reflects seven-day effective yield on July 31, 2009
At July 31, 2009, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost		$ 10,372,326
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value		(888,827)
Net unrealized appreciation		$ 9,483,499

KCM Macro Trends Fund (Unaudited)(Continued)
PORTFOLIO OF INVESTMENTS
July 31, 2009

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the semi-annual report previously filed with the Securities and Exchange Commission on Form N-CSR.

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2009 for the Portfolio’s assets and liabilities measured at fair value:

The Following is a summary of the inputs in valuing the Fund's assets, which are carried at fair value, as of July 31, 2009

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 49,361,854	$ -	$ -	$ 49,361,854
Exchange Traded Funds	$ 4,867,750			$ 4,867,750
Short-Term Investments	$ 4,316,959			$ 4,316,959
Total	$ 58,546,563	$ -	$ -	$ 58,546,563
The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/29/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/29/09

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/29/09